PSF NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks — 97.9%
Agricultural & Farm Machinery — 1.1%
Deere & Co.	12,195	$4,562,637
Agricultural Products — 2.2%
Bunge Ltd.	59,330	4,703,089
Darling Ingredients, Inc.*	63,245	4,653,567
		9,356,656
Commodity Chemicals — 1.4%
LG Chem Ltd. (South Korea)	8,010	5,744,245
Copper — 6.8%
Antofagasta PLC (Chile)	231,710	5,403,329
First Quantum Minerals Ltd. (Zambia)	485,170	9,246,297
Freeport-McMoRan, Inc.*	340,265	11,204,927
Lundin Mining Corp. (Chile)	300,687	3,093,724
		28,948,277
Diversified Metals & Mining — 6.6%
BHP Group Ltd. (Australia)	417,482	14,449,386
Rio Tinto PLC (Australia)	176,146	13,487,328
		27,936,714
Electric Utilities — 1.0%
NextEra Energy, Inc.	56,255	4,253,441
Electrical Components & Equipment — 5.6%
Array Technologies, Inc.*(a)	52,135	1,554,666
Eaton Corp. PLC	31,335	4,333,004
Generac Holdings, Inc.*	23,930	7,835,878
Plug Power, Inc.*	98,300	3,523,072
Shoals Technologies Group, Inc. (Class A Stock)*(a)	72,950	2,537,201
Sunrun, Inc.*	62,090	3,755,203
		23,539,024
Electronic Components — 1.1%
Samsung SDI Co. Ltd. (South Korea)	7,845	4,622,457
Fertilizers & Agricultural Chemicals — 0.9%
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	74,360	3,946,285
Heavy Electrical Equipment — 0.7%
Vestas Wind Systems A/S (Denmark)	13,806	2,841,683
Industrial Gases — 5.4%
Air Liquide SA (France)	31,867	5,211,114
Air Products & Chemicals, Inc.	24,805	6,978,639
Linde PLC (United Kingdom)	38,295	10,727,961
		22,917,714
Industrial Machinery — 2.2%
Chart Industries, Inc.*	66,910	9,524,638
Integrated Oil & Gas — 15.7%
BP PLC (United Kingdom), ADR	444,330	10,819,436
Chevron Corp.	178,360	18,690,344
Equinor ASA (Norway)	445,485	8,720,044
Exxon Mobil Corp.	145,990	8,150,622
Royal Dutch Shell PLC (Netherlands)(Class B Stock)	493,455	9,058,976
	Shares	Value
Common Stocks (continued)
Integrated Oil & Gas (cont’d.)
TOTAL SE (France), ADR(a)	241,615	$11,244,762
		66,684,184
Metal & Glass Containers — 1.4%
Ball Corp.	33,180	2,811,673
Crown Holdings, Inc.	30,855	2,994,169
		5,805,842
Oil & Gas Equipment & Services — 4.3%
Baker Hughes Co.(a)	488,575	10,558,105
Schlumberger NV	275,325	7,486,087
		18,044,192
Oil & Gas Exploration & Production — 17.6%
CNX Resources Corp.*	288,585	4,242,200
ConocoPhillips	403,186	21,356,762
Devon Energy Corp.	261,185	5,706,892
Diamondback Energy, Inc.	170,530	12,532,250
EQT Corp.*(a)	244,860	4,549,499
Hess Corp.	99,745	7,057,956
Pioneer Natural Resources Co.	121,563	19,306,636
		74,752,195
Oil & Gas Refining & Marketing — 10.0%
Clean Energy Fuels Corp.*(a)	180,585	2,481,238
Marathon Petroleum Corp.	236,470	12,648,781
Neste OYJ (Finland)	62,327	3,307,742
Reliance Industries Ltd. (India)	166,916	4,596,643
Renewable Energy Group, Inc.*(a)	64,605	4,266,514
Valero Energy Corp.	207,792	14,877,907
		42,178,825
Oil & Gas Storage & Transportation — 7.8%
Kinder Morgan, Inc.	601,670	10,017,805
ONEOK, Inc.	163,960	8,306,214
TC Energy Corp. (Canada)	93,114	4,268,559
Williams Cos., Inc. (The)	438,510	10,388,302
		32,980,880
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $1,102,975; purchased 11/27/07)*^(f)	129,100	19,578
Railroads — 0.8%
Union Pacific Corp.	15,805	3,483,580
Renewable Electricity — 0.9%
Sunnova Energy International, Inc.*(a)	88,485	3,611,958
Semiconductor Equipment — 2.7%
Enphase Energy, Inc.*	40,930	6,637,209
SolarEdge Technologies, Inc.*	16,525	4,749,946
		11,387,155
Specialty Chemicals — 1.7%
Albemarle Corp.	25,395	3,710,463
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PSF NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Chemicals (cont’d.)
Shin-Etsu Chemical Co. Ltd. (Japan)	21,900	$3,695,130
		7,405,593

Total Common Stocks (cost $277,044,516)		414,547,753
Exchange-Traded Fund — 1.7%
Invesco Solar ETF(a)	79,595	7,304,433
(cost $1,700,362)

	Units
Rights* — 0.0%
Fertilizers & Agricultural Chemicals
Sociedad Quimica y Minera de Chile SA (Chile), expiring 04/19/21	13,863	42,975
(cost $0)

Total Long-Term Investments (cost $278,744,878)		421,895,161

	Shares
Short-Term Investments — 11.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	989,244	989,244
PGIM Institutional Money Market Fund (cost $45,493,407; includes $45,489,634 of cash collateral for securities on loan)(b)(wa)	45,537,275	45,514,507

Total Short-Term Investments (cost $46,482,651)		46,503,751

TOTAL INVESTMENTS—110.6% (cost $325,227,529)		468,398,912

Liabilities in excess of other assets — (10.6)%		(44,838,294)

Net Assets — 100.0%		$423,560,618

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $19,578 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,055,489; cash collateral of $45,489,634 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the original cost of such security is $1,102,975. The value of $19,578 is 0.0% of net assets.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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